Net debt and net debt including leases (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio

Net debt*	Second	Second	First	First
	quarter	quarter	half	half	Year
$ million	2019	2018	2019	2018	2018
Finance debt(a)	67,553	59,739	67,553	59,739	65,132
Fair value (asset) liability of hedges related to finance debt(b)	(378)	1,104	(378)	1,104	813
	67,175	60,843	67,175	60,843	65,945
Less: cash and cash equivalents	20,674	22,185	20,674	22,185	22,468
Net debt	46,501	38,658	46,501	38,658	43,477
Equity	103,623	101,770	103,623	101,770	101,548
Gearing	31.0%	27.5%	31.0%	27.5%	30.0%

(a)	The fair value of finance debt at 30 June 2019 was $68,857 million (31 December 2018 $65,259 million).

(b)
Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $563 million (first quarter 2019 liability of $609 million and second quarter 2018 liability of $774 million) are not included in the calculation of net debt shown above as hedge accounting is not applied for these instruments.

Disclosure of net debt including leases

Net debt including leases*	Second	Second	First	First
	quarter	quarter	half	half	Year
$ million	2019	2018	2019	2018	2018
Net debt	46,501	38,658	46,501	38,658	43,477
Lease liabilities	10,379	619	10,379	619	667
Net partner (receivable) payable for leases entered into on behalf of joint operations	(230)	—	(230)	—	—
Net debt including leases	56,650	39,277	56,650	39,277	44,144